Long-Term Debt - Additional Information - Senior Unsecured Notes (Detail) - Senior Notes (8.5%) due January 15, 2020 - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jan. 27, 2010	Nov. 30, 2015	Dec. 31, 2017	Dec. 31, 2014
Debt Instrument [Line Items]
Fixed interest rate on the portion of U. S. Dollar-denominated term loans outstanding		8.50%	8.50%
Debt instrument, principal amount		$ 200.0	$ 450.0
Percentage over par at which notes sold	99.20%	99.01%
Repurchase amount				$ 57.3
Effective interest rate			8.67%
Capitalized cost included in long term debt			$ 13.3
Unamortized balance of the capitalized issuance cost			$ 3.8
Debt instrument, redemption price as percentage of principal amount			100.00%
Discount rate for redemption feature			0.50%